Supplemental cash flow disclosures	12 Months Ended
Nov. 30, 2023
Supplemental cash flow disclosures [abstract]
Supplemental cash flow disclosures
22.	Supplemental cash flow disclosures
The Company entered into the following transactions, which had no impact on its cash flows.

	2023	2022	2021

Deferred financing costs included in accounts payable and accrued liabilities	$-	$-	$174

Additions to property and equipment included in accounts payable and accrued liabilities	-	156	-

Acquisition of derivative financial assets included in accounts payable and accrued liabilities	-	104	-

Additions to intangible assets included in accounts payable and accrued liabilities	-	2,832	-

Reclassification of other Deferred financing costs to deficit	-	38	-

Share issue cost included in accounts payable and accrued liabilities	505	37	-